UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06325

BNY Mellon Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	4/30/2022

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Midcap Index Fund, Inc.

SEMI-ANNUAL REPORT April 30, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2021, through April 30, 2022, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll, and Marlene Walker Smith, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2022, BNY Mellon Midcap Index Fund, Inc.’s (the “fund”) Investor shares produced a total return of −10.08%, and its Class I shares returned −9.98%.1 In comparison, the S&P MidCap 400® Index (the “Index”), the fund’s benchmark, produced a total return of −9.88% for the same period.2,3

Mid-cap equities lost ground during the reporting period under pressure from increasing inflation, tightening central bank policies and uncertainties related to Russia’s invasion of Ukraine. The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index and in futures whose performance is tied to the Index. The fund generally invests in all 400 stocks in the Index, in proportion to their weighting in the Index.

Because the fund has expenses, performance will tend to be slightly lower than that of the Index. The fund attempts to have a correlation between its performance and that of the Index of at least .95, before fees and expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The Index is an unmanaged index of 400 common stocks of medium-sized companies. S&P weights each company’s stock in the Index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies included in the Index generally have market capitalizations ranging between approximately $3.6 billion and $13.1 billion, to the extent consistent with market conditions.

Equities Decline as Inflation Mounts

Investor sentiment started the reporting period on a mixed note. Large-cap stocks rose as businesses reopened, and consumer spending remained strong, while small- and mid-cap stocks retreated, buffeted by inflation concerns. Inflation-related fears deepened in early 2022 as commodity prices rose in response to wage increases and pandemic-related supply-chain bottlenecks. Government stimulus and accommodative monetary policies further added to inflationary pressures. Those pressures were exacerbated by the Russian invasion of Ukraine, which heightened investor uncertainty and drove equites still lower. While consumer spending and corporate earnings remained positive, U.S. GDP (gross domestic product) declined in the first quarter of the new year in response to supply shortages, international trade imbalances and rising inflation. Energy costs, already at elevated levels, spiked higher, along with prices of crucial agricultural chemicals and industrial metals. Value-oriented shares held up better than growth-oriented equities as the threat of rising interest rates from the U.S. Federal Reserve (the “Fed”) caused investors to question the pace of future growth and the relative value of future earnings. Mid-cap shares largely closed the performance gap with their large-cap counterparts in early 2022, ending the full, six-month reporting period with slightly greater losses, as measured by the Index.

Financials Lead the Equity Market Lower

Financials stocks led the market lower as the flattening yield curve cut into banks’ net interest margins, detracting from profits. Consumer discretionary shares suffered due to rising input prices and seemingly intractable supply-chain bottlenecks. Communications services stocks were also subject to supply-chain disruptions and discretionary spending constraints. Information technology shares, which include many of the fastest growing companies in the Index, saw declines as investors discounted future earnings as measured against potentially higher interest rates. Pricing pressures undermined industrials, while health care stocks saw declining revenues from pandemic-related testing and immunization.

On the positive side, shares in oil and natural gas exploration and production companies soared as energy prices climbed. Utility stocks generated more modest gains due to their value-oriented investment proposition and the ability of power generators to insulate profits from rising input expenses by hedging energy costs. Materials companies were beneficiaries of rising commodity prices.

Replicating the Performance of the Index

In seeking to match the performance of the Index, we do not actively manage investments in response to macroeconomic trends. We note, however, that rising inflation and geopolitical uncertainties related to the war in Ukraine are likely to pose challenges for equity investors for the foreseeable future. Key questions facing markets remain: how aggressively the Fed will move in raising interest rates to combat inflation, how quickly they will reduce their Treasury and mortgage portfolio, and how effective their actions will prove in avoiding a recession as they seek to engineer a soft landing for the economy. While challenges clearly loom for equity markets, we also see opportunities, supported by persistently strong levels of consumer spending and corporate profitability. We believe that, on balance, prospects for

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

economic growth remain positive, if modest, for the rest of 2022, offering potential for a market rebound. As always, we continue to monitor factors that affect the fund’s investments.

May 16, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P MidCap 400® Index provides investors with a benchmark for midsized companies. The Index measures the performance of midsized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” and “S&P MidCap 400®” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use on behalf of the fund. The fund is not sponsored, endorsed, managed, advised, sold or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The prices of mid-cap company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Midcap Index Fund, Inc. from November 1, 2021 to April 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2022

	Investor Shares	Class I
Expenses paid per $1,000†	$2.45	$1.27
Ending value (after expenses)	$899.20	$900.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2022

	Investor Shares	Class I
Expenses paid per $1,000†	$2.61	$1.35
Ending value (after expenses)	$1,022.22	$1,023.46
†

Expenses are equal to the fund’s annualized expense ratio of .52% for Investor Shares and .27% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Automobiles & Components - 1.9%
Adient	88,661	[a,b]	3,026,887
Dana	132,319		1,959,644
Fox Factory Holding	39,500	[b]	3,234,260
Gentex	219,707		6,448,400
Harley-Davidson	143,102		5,216,068
Lear	56,120		7,179,993
The Goodyear Tire & Rubber Company	263,601	[b]	3,511,165
Thor Industries	52,339		4,006,550
Visteon	26,265	[b]	2,750,208
			37,333,175
Banks - 7.2%
Associated Banc-Corp	140,795		2,808,860
Bank of Hawaii	37,246		2,768,868
Bank OZK	112,391		4,318,062
Cadence Bank	176,091		4,409,319
Cathay General Bancorp	70,758		2,836,688
Commerce Bancshares	103,362		7,066,860
Cullen/Frost Bankers	53,035		7,016,000
East West Bancorp	132,451		9,443,756
Essent Group	103,564		4,197,449
F.N.B.	314,928		3,627,971
First Financial Bankshares	120,619		4,822,348
First Horizon	500,609		11,203,629
Fulton Financial	152,098		2,307,327
Glacier Bancorp	101,765		4,656,766
Hancock Whitney	81,456		3,809,697
Home BancShares	141,230		3,053,393
International Bancshares	49,937		1,986,993
MGIC Investment	299,502		3,911,496
New York Community Bancorp	437,610		4,043,516
Old National Bancorp	276,864		4,197,258
PacWest Bancorp	112,407		3,697,066
Pinnacle Financial Partners	70,833		5,493,099
Prosperity Bancshares	86,637		5,664,327
Synovus Financial	134,862		5,602,167
Texas Capital Bancshares	47,701	[b]	2,449,923
UMB Financial	40,516		3,653,733
Umpqua Holdings	203,226		3,361,358
United Bankshares	126,379		4,203,366
Valley National Bancorp	396,134		4,745,685
Washington Federal	59,544		1,811,924

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Banks - 7.2% (continued)
Webster Financial	167,623		8,379,474
Wintrust Financial	53,482		4,670,048
			146,218,426
Capital Goods - 12.5%
Acuity Brands	32,684		5,637,336
AECOM	132,151		9,324,574
AGCO	57,153		7,281,292
Axon Enterprise	63,820	[b]	7,160,604
Builders FirstSource	179,048	[b]	11,023,985
Carlisle	48,853		12,670,514
Chart Industries	33,144	[a,b]	5,595,370
Crane	46,491		4,473,829
Curtiss-Wright	36,814		5,261,089
Donaldson	115,951		5,686,237
Dycom Industries	27,946	[b]	2,372,895
EMCOR Group	50,073		5,331,773
EnerSys	37,869		2,478,905
Esab	42,592	[b]	2,001,824
Flowserve	122,382		4,003,115
Fluor	133,081	[b]	3,293,755
GATX	33,305	[a]	3,443,404
Graco	158,661		9,840,155
Hexcel	78,705		4,278,404
Hubbell	51,047		9,972,542
ITT	80,306		5,639,087
Kennametal	78,445		2,018,390
Lennox International	31,352		6,683,933
Lincoln Electric Holdings	55,397		7,463,638
MasTec	55,319	[b]	3,983,521
MDU Resources Group	189,146		4,872,401
Mercury Systems	52,973	[b]	2,955,364
MSC Industrial Direct, Cl. A	44,094		3,653,629
nVent Electric	156,073		5,272,146
Oshkosh	62,273		5,756,516
Owens Corning	94,456		8,588,884
Regal Rexnord	63,569		8,088,520
Simpson Manufacturing	40,754		4,224,967
Sunrun	194,203	[b]	3,880,176
Terex	65,495		2,226,830
The Middleby	51,810	[b]	7,973,041
The Timken Company	64,246		3,703,139
The Toro Company	98,087		7,859,711
Trex	107,183	[b]	6,236,979

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Capital Goods - 12.5% (continued)
Trinity Industries	75,039		2,081,582
Univar Solutions	160,697	[b]	4,679,497
Valmont Industries	19,732		4,909,519
Vicor	19,942	[b]	1,206,890
Watsco	30,794		8,215,223
Watts Water Technologies, Cl. A	25,904		3,301,724
Woodward	58,708	[a]	6,486,060
			253,092,969
Commercial & Professional Services - 3.2%
ASGN	48,878	[b]	5,545,209
CACI International, Cl. A	21,884	[b]	5,805,825
Clean Harbors	46,367	[b]	4,865,289
FTI Consulting	32,230	[b]	5,082,993
IAA	126,506	[b]	4,636,445
Insperity	33,589		3,562,113
KBR	131,609		6,479,111
ManpowerGroup	50,886		4,589,917
MillerKnoll	70,320		2,231,254
MSA Safety	34,208		4,128,564
Science Applications International	53,270		4,433,662
Stericycle	85,585	[b]	4,295,511
Tetra Tech	50,768		7,070,967
The Brink's Company	46,324		2,730,800
			65,457,660
Consumer Durables & Apparel - 4.4%
Brunswick	71,536		5,408,837
Callaway Golf	110,089	[b]	2,415,353
Capri Holdings	138,571	[b]	6,609,837
Carter's	39,652		3,340,284
Columbia Sportswear	32,099		2,637,254
Crocs	54,617	[b]	3,628,207
Deckers Outdoor	25,530	[b]	6,784,597
Hanesbrands	323,020		4,283,245
Helen of Troy	22,438	[b]	4,813,175
KB Home	80,406		2,607,567
Leggett & Platt	125,128		4,458,311
Mattel	328,669	[b]	7,989,943
Polaris	53,090	[a]	5,040,365
Skechers USA, CI. A	126,560	[b]	4,847,248
Taylor Morrison Home	115,291	[b]	3,019,471
Tempur Sealy International	180,604		4,896,174
Toll Brothers	104,988		4,868,294
TopBuild	30,744	[b]	5,568,968

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Consumer Durables & Apparel - 4.4% (continued)
Tri Pointe Homes	104,964	[b]	2,169,606
YETI Holdings	82,381	[b]	4,025,959
			89,412,695
Consumer Services - 3.9%
Boyd Gaming	76,940		4,661,025
Choice Hotels International	30,792		4,325,044
Churchill Downs	32,041		6,502,401
Cracker Barrel Old Country Store	22,046		2,446,886
Graham Holdings, Cl. B	3,765		2,230,273
Grand Canyon Education	37,237	[b]	3,573,635
H&R Block	153,838		4,010,557
Marriott Vacations Worldwide	39,670		5,923,921
Papa John's International	30,473		2,774,567
Scientific Games	90,543	[b]	5,075,841
Service Corp. International	153,957		10,101,119
Six Flags Entertainment	71,342	[b]	2,730,258
Texas Roadhouse	65,338		5,379,278
The Wendy's Company	165,591		3,272,078
Travel + Leisure	80,960		4,491,661
Wingstop	27,585		2,531,200
Wyndham Hotels & Resorts	86,750		7,630,530
			77,660,274
Diversified Financials - 2.7%
Affiliated Managers Group	38,137		4,788,863
Evercore, Cl. A	36,681		3,879,016
Federated Hermes	90,854		2,587,522
FirstCash Holdings	37,024		2,953,775
Interactive Brokers Group, Cl. A	81,287		4,841,454
Janus Henderson Group	158,677		4,836,475
Jefferies Financial Group	180,740		5,559,562
Navient	145,722		2,315,523
SEI Investments	98,120		5,467,246
SLM	260,761		4,362,532
Stifel Financial	98,011		6,061,980
Voya Financial	100,977	[a]	6,375,688
			54,029,636
Energy - 4.0%
Antero Midstream	305,504		3,137,526
ChampionX	188,470		3,976,717
CNX Resources	188,124	[b]	3,865,948
DT Midstream	89,640		4,818,150
EQT	282,336		11,222,856
Equitrans Midstream	382,280		3,004,721

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Energy - 4.0% (continued)
HF Sinclair	140,251	[b]	5,332,343
Matador Resources	102,919		5,024,506
Murphy Oil	136,212		5,186,953
NOV	365,872		6,633,259
PDC Energy	91,536		6,383,721
Range Resources	232,435	[a,b]	6,959,104
Targa Resources	214,082		15,715,760
			81,261,564
Food & Staples Retailing - 1.4%
BJ's Wholesale Club Holdings	127,033	[b]	8,174,574
Casey's General Stores	34,531		6,951,090
Grocery Outlet Holding	81,554	[b]	2,745,923
Performance Food Group	144,770	[b]	7,129,922
Sprouts Farmers Market	105,770	[b]	3,151,946
			28,153,455
Food, Beverage & Tobacco - 2.0%
Darling Ingredients	151,240	[b]	11,099,504
Flowers Foods	184,252		4,886,363
Ingredion	62,421		5,312,651
Lancaster Colony	18,683		2,899,228
Pilgrim's Pride	46,103	[b]	1,307,020
Post Holdings	52,908	[b]	3,935,826
Sanderson Farms	19,919		3,772,061
The Boston Beer Company, Cl. A	8,788	[b]	3,295,500
The Hain Celestial Group	84,940	[b]	2,848,888
			39,357,041
Health Care Equipment & Services - 5.3%
Acadia Healthcare	84,374	[b]	5,727,307
Amedisys	30,671	[b]	3,915,153
Chemed	14,344		7,048,498
Encompass Health	92,491		6,366,156
Enovis	42,796	[b]	2,776,177
Envista Holdings	151,682	[b]	6,009,641
Globus Medical, Cl. A	74,326	[b]	4,921,868
Haemonetics	48,152	[b]	2,439,862
HealthEquity	78,088	[b]	4,866,444
ICU Medical	18,467	[b]	3,951,753
Integra LifeSciences Holdings	68,338	[b]	4,179,552
LHC Group	29,713	[b]	4,927,901
LivaNova	49,574	[b]	3,800,343
Masimo	47,181	[b]	5,330,038
Neogen	101,286	[a,b]	2,673,950
NuVasive	48,537	[b]	2,496,743

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Health Care Equipment & Services - 5.3% (continued)
Option Care Health	129,890	[b]	3,881,113
Patterson Companies	81,943		2,521,386
Penumbra	32,678	[b]	5,638,916
Progyny	65,325	[b]	2,511,746
Quidel	35,443	[b]	3,566,275
R1 RCM	124,779	[b]	2,810,023
STAAR Surgical	44,638	[b]	2,548,383
Tandem Diabetes Care	59,165	[b]	5,708,239
Tenet Healthcare	99,838	[b]	7,239,253
			107,856,720
Household & Personal Products - .4%
BellRing Brands	104,768	[b]	2,245,178
Coty, Cl. A	320,289	[b]	2,597,544
Energizer Holdings	61,684		1,868,408
Nu Skin Enterprises, Cl. A	46,636		1,988,559
			8,699,689
Insurance - 4.1%
Alleghany	12,786	[b]	10,695,489
American Financial Group	62,060		8,594,069
Brighthouse Financial	72,250	[b]	3,710,760
CNO Financial Group	112,570		2,717,440
First American Financial	102,404		5,971,177
Kemper	56,113		2,590,176
Kinsale Capital Group	19,913		4,414,513
Mercury General	25,071		1,264,331
Old Republic International	268,380		5,907,044
Primerica	37,217		4,821,835
Reinsurance Group of America	62,777		6,737,228
RenaissanceRe Holdings	41,122		5,901,829
RLI	36,834		4,227,807
Selective Insurance Group	56,406		4,645,598
The Hanover Insurance Group	33,380		4,900,852
Unum Group	190,098		5,801,791
			82,901,939
Materials - 7.6%
Alcoa	172,659		11,706,280
AptarGroup	61,247		7,032,993
Ashland Global Holdings	49,497		5,195,700
Avient	85,832		4,226,368
Cabot	53,200		3,503,220
Cleveland-Cliffs	446,889	[b]	11,391,201
Commercial Metals	113,362		4,647,842
Eagle Materials	36,937		4,555,071

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Materials - 7.6% (continued)
Greif, Cl. A	25,179		1,527,862
Ingevity	36,077	[b]	2,161,012
Louisiana-Pacific	82,547		5,325,932
Minerals Technologies	31,333		1,993,092
NewMarket	6,446	[a]	2,092,436
Olin	131,681		7,558,489
Reliance Steel & Aluminum	58,515		11,600,599
Royal Gold	61,369		8,007,427
RPM International	120,957		10,027,335
Sensient Technologies	38,842		3,286,033
Silgan Holdings	78,956		3,503,278
Sonoco Products	92,244		5,710,826
Steel Dynamics	176,269		15,115,067
The Chemours Company	148,698		4,917,443
The Scotts Miracle-Gro Company	37,819	[a]	3,930,529
U.S. Steel	244,748		7,462,366
Valvoline	168,642		5,098,048
Worthington Industries	30,348	[a]	1,443,654
			153,020,103
Media & Entertainment - 1.4%
Cable One	4,651		5,423,996
John Wiley & Sons, Cl. A	40,938		2,083,335
TEGNA	208,000		4,586,400
The New York Times Company, Cl. A	155,658		5,964,815
TripAdvisor	93,354	[b]	2,396,397
World Wrestling Entertainment, Cl. A	40,512	[a]	2,365,496
Yelp	64,237	[b]	2,089,630
Ziff Davis	45,239	[b]	3,997,318
			28,907,387
Pharmaceuticals Biotechnology & Life Sciences - 3.7%
Arrowhead Pharmaceuticals	98,836	[b]	4,063,148
Azenta	69,752		5,228,610
Bruker	95,325		5,480,234
Exelixis	296,827	[b]	6,631,115
Halozyme Therapeutics	131,678	[b]	5,253,952
Jazz Pharmaceuticals	57,669	[b]	9,239,727
Medpace Holdings	26,973	[b]	3,602,784
Neurocrine Biosciences	88,420	[b]	7,960,453
Perrigo	123,606		4,239,686
Repligen	47,978	[b]	7,544,061
Syneos Health	97,468	[b]	7,123,936
United Therapeutics	42,334	[b]	7,516,825
			73,884,531

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Real Estate - 9.5%
American Campus Communities	130,551	[c]	8,442,733
Apartment Income REIT	146,204	[c]	7,188,851
Brixmor Property Group	278,327	[c]	7,063,939
Corporate Office Properties Trust	104,662	[c]	2,793,429
Cousins Properties	139,469	[c]	5,006,937
Douglas Emmett	164,954	[c]	4,859,545
EastGroup Properties	38,168	[c]	7,156,500
EPR Properties	69,832	[c]	3,667,577
First Industrial Realty Trust	121,301	[c]	7,035,458
Healthcare Realty Trust	136,481	[a,c]	3,695,905
Highwoods Properties	97,925	[c]	3,999,257
Hudson Pacific Properties	142,778	[a,c]	3,323,872
JBG SMITH Properties	105,269	[c]	2,774,891
Jones Lang LaSalle	47,112	[b]	10,304,808
Kilroy Realty	98,739	[c]	6,911,730
Kite Realty Group Trust	202,833	[c]	4,523,176
Lamar Advertising, Cl. A	81,449	[c]	8,992,784
Life Storage	76,593	[c]	10,147,807
Medical Properties Trust	557,304	[c]	10,248,821
National Retail Properties	163,536	[c]	7,169,418
National Storage Affiliates Trust	76,379	[c]	4,323,051
Omega Healthcare Investors	224,194	[c]	5,712,463
Park Hotels & Resorts	222,284	[c]	4,381,218
Pebblebrook Hotel Trust	120,985	[c]	2,954,454
Physicians Realty Trust	206,666	[c]	3,542,255
Potlatchdeltic	64,049	[c]	3,547,674
PS Business Parks	18,869	[c]	3,532,277
Rayonier	135,480	[c]	5,852,736
Rexford Industrial Realty	149,798	[c]	11,690,236
Sabra Health Care REIT	214,535	[c]	2,505,769
SL Green Realty	59,937	[c]	4,148,839
Spirit Realty Capital	120,034	[c]	5,215,477
STORE Capital	230,228	[c]	6,545,382
The Macerich Company	199,109	[a,c]	2,498,818
			191,758,087
Retailing - 4.2%
American Eagle Outfitters	143,935	[a]	2,174,858
AutoNation	37,492	[b]	4,345,698
Dick's Sporting Goods	59,154	[a]	5,703,629
Five Below	52,254	[b]	8,209,103
Foot Locker	82,254		2,410,865
GameStop, Cl. A	57,604	[a,b]	7,204,532
Kohl's	130,537		7,555,482

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Retailing - 4.2% (continued)
Lithia Motors	28,213		7,987,947
Macy's	280,868		6,788,580
Murphy USA	21,449		5,010,486
Nordstrom	103,919	[a]	2,670,718
Ollie's Bargain Outlet Holdings	55,460	[b]	2,664,853
RH	16,152	[b]	5,429,010
The Gap	199,404	[a]	2,476,598
Urban Outfitters	61,830	[a,b]	1,471,554
Victoria's Secret & Co.	67,368	[b]	3,174,380
Williams-Sonoma	68,503	[a]	8,938,271
			84,216,564
Semiconductors & Semiconductor Equipment - 3.3%
Amkor Technology	94,020		1,768,516
Cirrus Logic	53,589	[b]	4,062,046
CMC Materials	26,618		4,762,226
First Solar	92,008	[b]	6,719,344
Lattice Semiconductor	128,788	[b]	6,186,975
MKS Instruments	52,030		5,930,379
Power Integrations	54,922		4,393,760
Semtech	59,642	[b]	3,554,663
Silicon Laboratories	36,024	[b]	4,859,998
SiTime	13,988	[b]	2,357,957
SunPower	79,006	[a,b]	1,304,389
Synaptics	36,765	[b]	5,457,397
Universal Display	40,675		5,195,418
Wolfspeed	115,460	[b]	10,588,837
			67,141,905
Software & Services - 6.1%
ACI Worldwide	110,255	[b]	3,045,243
Aspen Technology	62,432	[b]	9,897,969
Blackbaud	41,069	[b]	2,382,413
Bread Financial Holdings	47,001	[a]	2,575,655
CDK Global	108,819		5,920,842
Commvault Systems	41,392	[b]	2,524,912
Concentrix	40,025		6,303,137
Digital Turbine	82,444	[a,b]	2,609,353
Envestnet	50,644	[b]	4,033,288
Euronet Worldwide	49,271	[b]	5,993,817
Fair Isaac	24,679	[b]	9,217,853
Genpact	160,423		6,460,234
Kyndryl Holdings	168,057	[b]	1,998,198
Liveramp Holdings	62,706	[b]	1,963,952
Manhattan Associates	58,828	[b]	7,679,995

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Software & Services - 6.1% (continued)
MAXIMUS	57,576		4,196,139
Mimecast	57,809	[b]	4,606,221
NCR	123,836	[b]	4,337,975
Paylocity Holding	37,298	[b]	7,072,820
Qualys	31,324	[b]	4,268,835
Sabre	303,320	[a,b]	3,175,760
SailPoint Technologies Holdings	87,496	[b]	5,584,870
Teradata	101,675	[b]	4,204,261
The Western Union Company	368,184		6,170,764
WEX	41,739	[b]	6,938,691
			123,163,197
Technology Hardware & Equipment - 4.2%
Arrow Electronics	63,640	[b]	7,500,610
Avnet	93,280		4,072,605
Belden	42,341		2,186,066
Calix	51,800	[b]	2,067,338
Ciena	144,379	[b]	7,965,389
Cognex	165,134		11,168,012
Coherent	23,009	[b]	6,164,111
II-VI	99,574	[a,b]	6,094,925
Jabil	134,470		7,762,953
Littelfuse	23,108		5,297,509
Lumentum Holdings	67,451	[b]	5,477,696
National Instruments	122,446		4,425,198
TD SYNNEX	38,254		3,828,843
Viasat	70,215	[b]	2,584,614
Vishay Intertechnology	125,074		2,330,129
Vontier	158,605		4,063,460
Xerox Holdings	112,931		1,964,999
			84,954,457
Telecommunication Services - .2%
Iridium Communications	124,026	[b]	4,428,968
Transportation - 2.5%
Avis Budget Group	37,430	[b]	10,018,888
GXO Logistics	92,495	[b]	5,474,779
JetBlue Airways	298,360	[b]	3,284,944
Kirby	56,394	[b]	3,676,889
Knight-Swift Transportation Holdings	154,825		7,414,569
Landstar System	35,243		5,459,141
Ryder System	49,536		3,462,566
Saia	24,787	[b]	5,105,131
Werner Enterprises	55,563		2,201,962

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.2% (continued)
Transportation - 2.5% (continued)
XPO Logistics		92,550	[b]	4,978,264
				51,077,133
Utilities - 3.5%
ALLETE		49,511		2,937,983
Black Hills		59,851		4,383,487
Essential Utilities		214,671		9,608,674
Hawaiian Electric Industries		102,081		4,196,550
IDACORP		47,392		4,984,691
National Fuel Gas		85,541		5,998,990
New Jersey Resources		90,333	[a]	3,898,772
NorthWestern		50,836	[a]	2,881,893
OGE Energy		188,354		7,285,533
ONE Gas		50,012		4,219,512
PNM Resources		80,884		3,774,047
Southwest Gas Holdings		61,931		5,456,740
Spire		48,740		3,545,835
UGI		195,508		6,705,924
				69,878,631
Total Common Stocks (cost $1,311,267,132)				2,003,866,206
	1-Day Yield (%)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $16,075,971)	0.38	16,075,971	[d]	16,075,971

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $11,093,108)	0.38	11,093,108	[d]	11,093,108
Total Investments (cost $1,338,436,211)		100.6%		2,031,035,285
Liabilities, Less Cash and Receivables		(.6%)		(11,169,512)
Net Assets		100.0%		2,019,865,773

REIT—Real Estate Investment Trust

a Security, or portion thereof, on loan. At April 30, 2022, the value of the fund’s securities on loan was $64,288,138 and the value of the collateral was $67,988,419, consisting of cash collateral of $11,093,108 and U.S. Government & Agency securities valued at $56,895,311. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Industrials	18.3
Consumer Discretionary	14.3
Financials	14.0
Information Technology	13.6
Real Estate	9.5
Health Care	9.0
Materials	7.6
Energy	4.0
Consumer Staples	3.8
Utilities	3.5
Communication Services	1.7
Investment Companies	1.3
100.6

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 10/31/2021	Purchases ($)†	Sales ($)	Value ($) 4/30/2022	Dividends/ Distributions ($)
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .8%	17,970,510	216,027,834	(217,922,373)	16,075,971	10,349
Investment of Cash Collateral for Securities Loaned - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .5%	-	70,741,371	(59,648,263)	11,093,108	76,963	††
Total - 1.3%	17,970,510	286,769,205	(277,570,636)	27,169,079	87,312

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's Midcap 400 E-mini	70	6/17/2022	17,818,035	17,465,700	(352,335)
Gross Unrealized Depreciation				(352,335)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $64,288,138)—Note 1(b):
Unaffiliated issuers	1,311,267,132	2,003,866,206
Affiliated issuers	27,169,079	27,169,079
Cash		57
Cash collateral held by broker—Note 4		985,000
Dividends and securities lending income receivable		854,281
Receivable for shares of Common Stock subscribed		806,446
		2,033,681,069
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		755,462
Liability for securities on loan—Note 1(b)		11,093,108
Payable for shares of Common Stock redeemed		1,086,978
Payable for futures variation margin—Note 4		488,600
Directors’ fees and expenses payable		197,068
Interest payable—Note 2		132
Other accrued expenses		193,948
		13,815,296
Net Assets ($)		2,019,865,773
Composition of Net Assets ($):
Paid-in capital		1,188,670,588
Total distributable earnings (loss)		831,195,185
Net Assets ($)		2,019,865,773

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	1,512,972,081	506,893,692
Shares Outstanding	48,071,638	16,181,620
Net Asset Value Per Share ($)	31.47	31.33

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2022 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	16,691,056
Affiliated issuers	10,349
Income from securities lending—Note 1(b)	76,963
Total Income	16,778,368
Expenses:
Management fee—Note 3(a)	2,800,276
Shareholder servicing costs—Note 3(b)	2,094,352
Legal fees—Note 5	193,948
Directors’ fees—Note 3(a,c)	82,600
Loan commitment fees—Note 2	17,983
Interest expense—Note 2	351
Total Expenses	5,189,510
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(82,600)
Net Expenses	5,106,910
Net Investment Income	11,671,458
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	152,892,720
Net realized gain (loss) on futures	(1,351,701)
Net Realized Gain (Loss)	151,541,019
Net change in unrealized appreciation (depreciation) on investments	(391,876,848)
Net change in unrealized appreciation (depreciation) on futures	(503,390)
Net Change in Unrealized Appreciation (Depreciation)	(392,380,238)
Net Realized and Unrealized Gain (Loss) on Investments	(240,839,219)
Net (Decrease) in Net Assets Resulting from Operations	(229,167,761)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations ($):
Net investment income	11,671,458	21,580,694
Net realized gain (loss) on investments	151,541,019	336,574,606
Net change in unrealized appreciation (depreciation) on investments	(392,380,238)	548,002,016
Net Increase (Decrease) in Net Assets Resulting from Operations	(229,167,761)	906,157,316
Distributions ($):
Distributions to shareholders:
Investor Shares	(234,277,436)	(171,561,929)
Class I	(83,964,467)	(64,553,175)
Total Distributions	(318,241,903)	(236,115,104)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	81,856,530	161,921,718
Class I	37,997,506	46,167,179
Distributions reinvested:
Investor Shares	228,469,601	167,504,997
Class I	50,772,323	37,016,417
Cost of shares redeemed:
Investor Shares	(197,552,266)	(485,499,143)
Class I	(63,721,358)	(173,482,413)
Increase (Decrease) in Net Assets from Capital Stock Transactions	137,822,336	(246,371,245)
Total Increase (Decrease) in Net Assets	(409,587,328)	423,670,967
Net Assets ($):
Beginning of Period	2,429,453,101	2,005,782,134
End of Period	2,019,865,773	2,429,453,101
Capital Share Transactions (Shares):
Investor Shares[a]
Shares sold	2,331,726	4,350,833
Shares issued for distributions reinvested	6,555,799	5,031,691
Shares redeemed	(5,512,579)	(13,120,649)
Net Increase (Decrease) in Shares Outstanding	3,374,946	(3,738,125)
Class Ia
Shares sold	1,092,460	1,235,853
Shares issued for distributions reinvested	1,465,291	1,117,308
Shares redeemed	(1,823,999)	(4,765,893)
Net Increase (Decrease) in Shares Outstanding	733,752	(2,412,732)

[a]

During the period ended April 30, 2022, 3,039 Class I shares representing $143,849 were exchanged for 3,036 Investor sharess and during the period ended October 31, 2021, 5,672 Class Investor shares representing $219,440 were exchanged for 5,695 I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2022		Year Ended October 31,
Investor Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	40.42	30.27	34.13	36.02	39.03	35.17
Investment Operations:
Net investment income[b]	.17	.31	.34	.40	.42	.32
Net realized and unrealized gain (loss) on investments	(3.73)	13.50	(.67)	1.82	(.11)	7.30
Total from Investment Operations	(3.56)	13.81	(.33)	2.22	.31	7.62
Distributions:
Dividends from net investment income	(.33)	(.38)	(.43)	(.44)	(.35)	(.38)
Dividends from net realized gain on investments	(5.06)	(3.28)	(3.10)	(3.67)	(2.97)	(3.38)
Total Distributions	(5.39)	(3.66)	(3.53)	(4.11)	(3.32)	(3.76)
Net asset value, end of period	31.47	40.42	30.27	34.13	36.02	39.03
Total Return (%)	(10.08)[b]	48.22	(1.66)	8.48	.52	22.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53[c]	.51	.52	.51	.51	.51
Ratio of net expenses to average net assets	.52[c]	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	.98[c]	.83	1.13	1.19	1.09	.88
Portfolio Turnover Rate	7.24[b]	15.42	17.90	15.37	15.73	24.48
Net Assets, end of period ($ x 1,000)	1,512,972	1,806,658	1,466,328	1,940,533	2,189,027	2,711,092

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
April 30, 2022		Year Ended October 31,
Class I Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	40.32	30.20	34.07	36.00	39.01	35.18
Investment Operations:
Net investment income[a]	.22	.40	.42	.48	.50	.42
Net realized and unrealized gain (loss) on investments	(3.72)	13.46	(.67)	1.81	(.08)	7.28
Total from Investment Operations	(3.50)	13.86	(.25)	2.29	.42	7.70
Distributions:
Dividends from net investment income	(.43)	(.46)	(.52)	(.55)	(.46)	(.49)
Dividends from net realized gain on investments	(5.06)	(3.28)	(3.10)	(3.67)	(2.97)	(3.38)
Total Distributions	(5.49)	(3.74)	(3.62)	(4.22)	(3.43)	(3.87)
Net asset value, end of period	31.33	40.32	30.20	34.07	36.00	39.01
Total Return (%)	(9.98)[b]	48.61	(1.42)	8.76	.79	23.17
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.28[c]	.26	.27	.26	.26	.26
Ratio of net expenses to average net assets	.27[c]	.25	.25	.25	.25	.25
Ratio of net investment income to average net assets	1.23[c]	1.09	1.40	1.46	1.31	1.10
Portfolio Turnover Rate	7.24[b]	15.42	17.90	15.37	15.73	24.48
Net Assets, end of period ($ x 1,000)	506,894	622,795	539,454	802,852	1,114,049	1,024,602

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Midcap Index Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek to match the performance of the S&P’s MidCap 400® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,003,866,206	-	-	2,003,866,206
Investment Companies	27,169,079	-	-	27,169,079
Liabilities ($)
Other Financial Instruments:
Futures††	(352,335)	-	-	(352,335)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2022, BNY Mellon earned $10,492 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2021 was as follows: ordinary income $26,861,419 and long-term capital gains $209,253,685. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2022 was approximately $59,116 with a related weighted average annualized interest rate of 1.20%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund except management fees,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of the interested Directors (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2022, fees reimbursed by the Adviser amounted to $82,600.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2022, the fund was charged $2,094,352 pursuant to the Shareholder Services Plan.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $438,183 and Shareholder Services Plan fees of $328,879, which are offset against an expense reimbursement currently in effect in the amount of $11,600.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2022, amounted to $161,223,409 and $354,303,056, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2022 are set forth in the Statement of Investments.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2022:

Average Market Value ($)
Equity futures	19,548,464

At April 30, 2022, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $692,246,739, consisting of $784,091,352 gross unrealized appreciation and $91,844,613 gross unrealized depreciation.

At April 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

On July 30, 2021, the fund Board received a demand letter sent on behalf of a shareholder, alleging that the fund paid excessive management fees to the Adviser and the Distributor charged excessive shareholder service fees, and demanded that the Board investigate the compensation paid by the fund to the Adviser and to the Distributor and take certain other actions. In response to the demand letter, the Board established a Demand Review Committee (the “Committee”) of independent members of the Board to investigate the shareholder’s claims with the assistance of independent

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

counsel. As of the end of the reporting period, the fund paid $193,948 in extraordinary expense disclosed as Legal fees within the Statement of Operations.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 8-9, 2022, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Investor shares with the performance of a group of retail pure index front-end load and no-load S&P midcap 400 index funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional S&P midcap 400 index funds (the “Performance Universe”), all for various periods ended December 31, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail pure index front-end load and no-load S&P midcap 400 index funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was at or slightly below the Performance Group median and slightly below the Performance Universe median for all periods. The Board considered the relative proximity of the fund’s performance to the Performance Group and Performance Universe medians. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary fee” structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and slightly higher than the Expense Universe median actual management fee and the fund’s total expenses were equal to the Expense Group median and lower than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser, or the primary employer of the fund’s portfolio managers that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

This page intentionally left blank.

For More Information

BNY Mellon Midcap Index Fund, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Investor: PESPX Class I: DMIDX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0113SA0422

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Midcap Index Fund, Inc.

By: /s/ David DiPetrillo

      David DiPetrillo

      President (Principal Executive Officer)

Date: June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

       David DiPetrillo

       President (Principal Executive Officer)

Date: June 17, 2022

By: /s/ James Windels

       James Windels

      Treasurer (Principal Financial Officer)

Date: June 17, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)